Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	GLOBAL X FUNDS
Entity Central Index Key	0001432353
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000260991
Shareholder Report [Line Items]
Fund Name	Global X Treasury Bond Enhanced Income ETF
Class Name	Global X Treasury Bond Enhanced Income ETF
Trading Symbol	TLTX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X Treasury Bond Enhanced Income ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/tltx/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Treasury Bond Enhanced Income ETF	$14	0.29%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%	[1]
AssetsNet	$ 7,566,705
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 8,577
InvestmentCompanyPortfolioTurnover	8.73%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$7,566,705	14	$8,577	8.73%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Written Options	-0.1%
Exchange-Traded Fund	41.0%
U.S. Treasury Obligations	58.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Global X Long-Term Treasury Ladder ETFFootnote Reference**	41.0%
U.S. Treasury Bonds, 4.63%, 11/15/2055	15.5%
U.S. Treasury STRIPS, 4.80%, 11/15/2055	10.8%
U.S. Treasury Bonds, 4.75%, 2/15/2056	6.2%
U.S. Treasury STRIPS, 5.05%, 2/15/2055	4.6%
U.S. Treasury STRIPS, 5.04%, 5/15/2055	4.6%
U.S. Treasury Bonds, 4.75%, 8/15/2055	4.0%
U.S. Treasury STRIPS, 4.78%, 8/15/2055	4.0%
U.S. Treasury Bonds, 4.63%, 2/15/2055	2.2%
U.S. Treasury STRIPS, 4.87%, 2/15/2056	2.2%
Footnote	Description
Footnote**	Affiliated Investment.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/tltx/
C000267049
Shareholder Report [Line Items]
Fund Name	Global X Commodity Strategy ETF
Class Name	Global X Commodity Strategy ETF
Trading Symbol	COMD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X Commodity Strategy ETF (the "Fund") for the period from February 10, 2026 to April 30, 2026.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/comd/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Global X Commodity Strategy ETF	$13	0.55%Footnote Reference†
Footnote	Description
Footnote†	Annualized.
Footnote*	Costs shown not annualized. If the Fund had been open for the full semi-annual period, costs would have been higher.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.55%	[2]
AssetsNet	$ 3,434,968
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 3,584
InvestmentCompanyPortfolioTurnover	2.29%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,434,968	22	$3,584	2.29%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	3.4%
Exchange-Traded Fund	87.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Global X 1-3 Month T-Bill ETFFootnote Reference**	87.6%
Futures Contract - WTI Crude Oil	1.1%
Futures Contract - Soybean Oil	0.7%
Futures Contract - Low Sulphur Gasoil	0.7%
Futures Contract - Gasoline	0.5%
Futures Contract - NY Harbor ULSD	0.5%
Futures Contract - LME Primary Aluminum	0.4%
Futures Contract - Brent Crude	0.3%
Futures Contract - Live Cattle	0.3%
Futures Contract - Soybean	0.3%
Footnote	Description
Footnote**	Affiliated Investment.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/comd/
C000269514
Shareholder Report [Line Items]
Trading Symbol	EDGQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/edgq/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Global X Nasdaq-100® Income Edge℠ ETF	$0	0.02%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote†	Annualized.
Footnote‡	Includes fees charged by the Fund custodian that were reimbursed by the custodian to the Fund subsequent to the reporting period. Had this expense been excluded the ratio would have been 0.00%.
Footnote*	Costs shown not annualized. If the Fund had been open for the full semi-annual period, costs would have been higher.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.02%	[3],[4]
AssetsNet	$ 1,877,152
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	36.49%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,877,152	3	$0	36.49%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Written Option	-0.1%
Exchange-Traded Funds	100.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Invesco Nasdaq 100 ETF	98.0%
Schwab U.S. Large-Capital Growth ETF	2.1%
Written Option - Invesco QQQ Trust, $667, 05/01/26	-0.1%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/edgq/
C000269515
Shareholder Report [Line Items]
Trading Symbol	EDGX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/edgx/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Global X U.S. 500 Income Edge℠ ETF	$0	0.00%Footnote Reference†
Footnote	Description
Footnote†	Annualized.
Footnote*	Costs shown not annualized. If the Fund had been open for the full semi-annual period, costs would have been higher.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[5]
AssetsNet	$ 1,556,999
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,556,999	3	$0	0.00%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Written Option	-0.1%
Exchange-Traded Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
BNY Mellon US Large Cap Core Equity ETF	59.3%
Vanguard S&P 500 ETF	40.7%
Written Option - SPDR S&P 500 ETF Trust, $719, 05/01/26	-0.1%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/edgx/

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Includes fees charged by the Fund custodian that were reimbursed by the custodian to the Fund subsequent to the reporting period. Had this expense been excluded the ratio would have been 0.00%.
[5]	Annualized.